shark13f63010									shark13f63010
13F-HR
6/30/10
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  August 12, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    299436

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE     SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALIGN TECHNOLOGY INC	     COM	        016255101  440	    29600   PUT	     Sole	0	0	0	0
AMKOR TECHNOLOGY INC	     COM	        031652100  1455	    264117  SH	     Sole	0	264117	0	0
ANNALY CAP MGMT INC	     COM	        035710409  12185    710507  SH	     Sole	0	710507	0	0
ANNALY CAP MGMT INC	     COM	        035710409  12173    709800  PUT	     Sole	0	0	0	0
APPLE INC	             COM	        037833100  5123	     20368  SH       Sole	0	20368	0	0
ARRIS GROUP INC	             COM	        04269Q100  2553	    250500  SH	     Sole	0	250500	0	0
AT&T INC	             COM	        00206R102  2420	    100037  SH	     Sole	0	100037	0	0
BENCHMARK ELECTRS INC	     COM	        08160H101  5066	    319620  SH	     Sole	0	319620	0	0
CAMPBELL SOUP CO	     COM 	        134429109  5846     163171  SH	     Sole	0	163171	0	0
CISCO SYS INC	             COM	        17275R102  3221	    151161  SH	     Sole	0	151161	0	0
COMTECH TELECOMMUNICATIONS C COM NEW	        205826209  8281	    276689  SH	     Sole	0	276689	0	0
COMTECH TELECOMMUNICATIONS C COM NEW	        205826209  2951	     98600  CALL     Sole	0	0	0	0
COMTECH TELECOMMUNICATIONS C COM NEW	        205826209  6094	    203600  PUT	     Sole	0	0	0	0
CRACKER BARREL OLD CTRY STOR COM	        22410J106  2618	     56221  SH	     Sole	0	56221	0	0
DOVER MOTORSPORTS INC	     COM	        260174107   513	    281766  SH	     Sole	0	281766	0	0
EXXON MOBIL CORP       	     COM	        30231G102  2055	     36002  SH	     Sole	0	36002	0	0
FOOT LOCKER INC	             COM	        344849104  1292	    102339  SH	     Sole	0	102339	0	0
GENERAL DYNAMICS CORP	     COM	        369550108  6719	    114742  SH	     Sole	0	114742	0	0
HARBIN ELECTRIC INC	     COM	        41145W109  6131	    368200  PUT	     Sole	0	0	0	0
INTERNATIONAL BUSINESS MACHS COM	        459200101  3452	     27957  SH	     Sole	0	27957	0	0
ISHARES TR INDEX	     DJ US REAL EST     464287739  29242    619403  SH	     Sole	0	619403	0	0
ISHARES TR INDEX	     DJ US REAL EST	464287739  18138    384200  CALL     Sole	0	0	0	0
ISHARES TR INDEX	     RUSSELL 2000	464287655  24275    397207  SH	     Sole	0	397207	0	0
JACKSON HEWITT TAX SVCS INC  COM	        468202106  765	    676910  SH	     Sole	0	676910	0	0
JACKSON HEWITT TAX SVCS INC  COM	        468202106  507	    448900  CALL     Sole	0	0	0	0
JDA SOFTWARE GROUP INC	     COM	        46612K108  582	     26468  SH	     Sole	0	26468	0	0
JOHNSON & JOHNSON	     COM	        478160104  5351	     90595  SH	     Sole	0	90595	0	0
LILLY ELI & CO	             COM	        532457108  4921	    146896  SH	     Sole	0	146896	0	0
MEMC ELECTR MATLS INC	     COM	        552715104  7911	    800677  SH	     Sole	0	800677	0	0
MEMC ELECTR MATLS INC	     COM	        552715104  3952	    400000  PUT	     Sole	0	0	0	0
MICROSOFT CORP	             COM	        594918104  3021	    131269  SH	     Sole	0	131269	0	0
MONSANTO CO NEW	             COM	        61166W101  1162	     25133  SH	     Sole	0	25133	0	0
NEUTRAL TANDEM INC	     COM	        64128B108  3389	    301279  SH	     Sole	0	301279	0	0
NUANCE COMMUNICATIONS INC    COM	        67020Y100  5031	    336500  CALL     Sole	0	0	0	0
NUANCE COMMUNICATIONS INC    COM	        67020Y100  2755	    184300  PUT	     Sole	0	0	0	0
ORACLE CORP	             COM	        68389X105  7140	    332689  SH	     Sole	0	332689	0	0
PACTIV CORP	             COM	        695257105  1950	     70000  SH	     Sole	0	70000	0	0
PALL CORP	             COM	        696429307  4359	    126818  SH	     Sole	0	126818	0	0
PEPSICO INC	             COM	        713448108  9333	    153127  SH	     Sole	0	153127	0	0
PHARMACEUTICAL PROD DEV INC  COM	        717124101  3678	    144742  SH	     Sole	0	144742	0	0
PROCTER & GAMBLE CO          COM	        742718109  3143	     52403  SH	     Sole	0	52403	0	0
PROLOGIS	             SH BEN INT	        743410102  2026	    200000  PUT	     Sole	0	0	0	0
RACKSPACE HOSTING INC	     COM	        750086100   917	     50000  CALL     Sole	0	0	0	0
ROCK-TENN CO	             CL A	        772739207  2019	     40644  SH	     Sole	0	40644	0	0
SONY CORP	             ADR NEW	        835699307  8004	    300000  CALL     Sole	0	0	0	0
SONY CORP	             ADR NEW	        835699307 10672	    400000  PUT	     Sole	0	0	0	0
SPDR GOLD TRUST	             GOLD SHS	        78463V107  4898	     40251  SH	     Sole	0	40251	0	0
SRA INTL INC	             CL A	        78464R105  5383	    273647  SH	     Sole	0	273647	0	0
STAPLES INC	             COM	        855030102  5204	    273162  SH	     Sole	0	273162	0	0
SYMANTEC CORP	             COM	        871503108  6230	    448841  SH	     Sole	0	448841	0	0
TESORO CORP	             COM	        881609101  3020	    258818  SH	     Sole	0	258818	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102  5127	    104517  SH	     Sole	0	104517	0	0
UNIT CORP	             COM	        909218109  1631	     40181  SH	     Sole	0	40181	0	0
VALUECLICK INC	             COM	        92046N102  5643	    527866  SH       Sole	0	527866	0	0
WAL MART STORES INC          COM	        931142103  2713	     56446  SH	     Sole	0	56446	0	0
WESCO INTL INC	             COM	        95082P105  2373	     70465  SH	     Sole	0	70465	0	0
WONDER AUTO TECHNOLOGY INC   COM	        978166106  2383	    325600  PUT	     Sole	0	0	0	0

S REPORT SUMMARY             57 DATA RECORDS                299436  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       6/30/10
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             57
               Total Records   			57
               Total Omitted                    0
Report Market Value x($1000)                	299436
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value